Global Franchise Portfolio | Global Franchise Portfolio | Class II
Global Franchise Portfolio
Objective
The Portfolio seeks long-term capital appreciation.
Fees and Expenses of the Portfolio (Class II)

The table below describes the fees and expenses that you may pay if you buy and hold the classes of shares that may be offered by the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares. The table and the example below do not reflect the impact of any charges by your insurance company. If they did, Total Annual Portfolio Operating Expenses would be higher.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class II Global Franchise Portfolio
Advisory Fees		0.80%
Distribution (12b-1) Fee		0.35%
Other Expenses		0.42%
Total Annual Portfolio Operating Expenses	[1]	1.57%
Fee Waiver and/or Expense Reimbursement	[1]	0.37%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.20%
[1]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20%. In addition, the Portfolio's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive 0.30% of the 0.35% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class II Global Franchise Portfolio	122	381	660	1,455

Portfolio Turnover

The Portfolio pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect Portfolio performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio's "Sub-Advisers," Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company"), seek long-term capital appreciation by investing primarily in equity securities of issuers located throughout the world that they believe have, among other things, resilient business franchises and growth potential. Under normal market conditions, the Portfolio invests in securities of issuers from at least three different countries, which may include the United States.

The Sub-Advisers rely on their research capabilities, analytical resources and judgment to identify and monitor franchise businesses meeting their investment criteria. The Sub-Advisers believe that the number of issuers with strong business franchises meeting their criteria may be limited and, accordingly, the Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Portfolio may also invest in the equity securities of any size company. The Portfolio's equity investments may include convertible securities.

The Sub-Advisers generally consider selling a portfolio holding when they determine that the holding no longer satisfies their investment criteria or that replacing the holding with another investment should improve the Portfolio's valuation and/or quality.

The Portfolio may utilize foreign currency forward exchange contracts, which are derivatives, in connection with its investments in foreign securities.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

• Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. To the extent hedged by use of foreign currency forward exchange contracts, the precise matching of foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

• Small Capitalization Companies. Investments in small capitalization companies may involve greater risks than investments in larger, more established companies. The securities issued by small capitalization companies may be less liquid and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

• Global Franchise Companies. Changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, government regulation and economic conditions may adversely affect global franchise companies and may negatively impact the Portfolio to a greater extent than if the Portfolio's assets were invested in a wider variety of companies.

• Non-Diversification. Because the Portfolio is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Portfolio's overall value to decline to a greater degree.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class II shares' performance from year-to-year and by showing how the Portfolio's Class II shares' average annual returns for the past one and five year periods and since the Portfolio's Class II shares' inception compare with those of a broad measure of market performance over time. This performance information does not include the impact of any charges deducted by your insurance company. If it did, returns would be lower. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Annual Total Returns-Calendar Years (Class II) Commenced operations on April 30, 2003

High Quarter	04/09 - 06/09	18.07%
Low Quarter	10/08 - 12/08	– 13.36%

Average Annual Total Returns (Class II) (for the calendar periods ended December 31, 2012)
Average Annual Returns Class II		Average Annual Returns, Past One Year	Average Annual Returns, Past Five Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Global Franchise Portfolio		15.59%	5.77%	11.05%	Apr. 30, 2003
Global Franchise Portfolio MSCI World Index	[1]	15.83%	(1.18%)	7.41%	Apr. 30, 2003
[1]	The Morgan Stanley Capital International ("MSCI") World Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Index currently consists of 24 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. It is not possible to invest directly in an index.